Summary of Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Supplemental Cash Flow Information

Supplemental cash flow information

Non-cash transactions were as follows for the year-to-date period ended March 31, 2020:

●	Purchases of property, plant, and equipment in Accounts payable, Accrued expenses and Short-term borrowings at March 31, 2020 of $20.0 million, $0.9 million, and $33.9 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.
●	Capital lease obligations of $23.6 million classified as a short-term obligation within Other current liabilities and $7.4 million classified as a long-term obligation within Other liabilities, are not included under “Payments on capital leases” within the Condensed Consolidated Statement of Cash Flows.
●	Purchases of property, plant, and equipment using seller-provided installment financing of $4.1 million included in Other current liabilities and $1.4 million in Other liabilities are not included under “Payments on seller-provided financing for capital expenditures” within the Condensed Consolidated Statement of Cash Flows.

Non-cash transactions were as follows for the year-to-date period ended March 31, 2019:

●	Purchases of property, plant, and equipment in Accounts payable and Short-term borrowings at March 31, 2019 of $31.1 million and $18.7 million, respectively, are not included under “Capital expenditures” within the Condensed Consolidated Statement of Cash Flows.

Recently Issued Accounting Standards Not Yet Adopted

Recently issued accounting standards not yet adopted

The SEC permits qualifying Emerging Growth Companies (“EGC”) to defer the adoption of accounting standards updates until the time when a private company would adopt such standards. The Company continues to qualify as an EGC as of March 31, 2020.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-02, “Leases,” a new standard on accounting for leases. This update increases transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In November 2019, the FASB issued ASU No. 2019-10, “Financial Instruments — Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates.” ASU No. 2019-10 deferred the Company’s adoption of ASU 2016-02, as amended, to fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company is currently evaluating the provisions of ASU 2016-02 and related interpretive amendments (ASU 2018-01, “Leases (Topic 842): Land Easement Practical Expedient for Transition to Topic 842,” ASU 2018-10, “Codification Improvements to Topic 842, Leases,” ASU 2018-11, “Leases (Topic 842): Targeted Improvements,” ASU 2018-20, “Leases (Topic 842): Narrow-Scope Improvements for Lessors,” and ASU 2019-01, “Leases (Topic 842): Codification Improvements,” inclusive) and assessing the impact, if any, on its condensed consolidated interim financial statements and related disclosures.

In February 2017, the FASB issued ASU 2017-04, “Simplifying the Test for Goodwill Impairment,” to simplify how all entities assess goodwill for impairment by eliminating Step 2 from the goodwill impairment test. As amended, the goodwill impairment test will consist of one-step comparing the fair value of a reporting unit with its carrying amount. An entity should recognize a goodwill impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. The ASU is effective for the Company’s annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2021. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect the adoption of this standard to have a material impact on its condensed consolidated interim financial statements.

On August 28, 2018 the FASB issued ASU No 2018-14, “Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework—Changes to The Disclosure Requirements for Defined Benefit Plans.” ASU No. 2018-14 amends Accounting Standards Codification (“ASC”) 715 to add, remove, and clarify disclosure requirements related to defined benefit pension and other postretirement plans. The update is effective for the Company for fiscal years ending after December 15, 2021. The Company does not expect the adoption of this standard to have a material impact on its condensed consolidated interim financial statements.

On December 18, 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes,” which modifies ASC 740 to simplify the accounting for income taxes. The ASU’s amendments are based on changes that were suggested by stakeholders as part of the FASB’s simplification initiative (i.e., the Board’s effort to reduce the complexity of accounting standards while maintaining or enhancing the helpfulness of information provided to financial statement users). The guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. The Company does not expect the adoption of this standard to have a material impact on its condensed consolidated interim financial statements.

All other new accounting pronouncements that have been issued but not yet effective are currently being evaluated and at this time are not expected to have a material impact on our financial position or results of operations.